================================================================================

                               [GRAPHIC OMITTED]

                                  NEW CENTURY
                                   PORTOFLIOS

                              New Century Capital
                              New Century Balanced
                             New Century Aggressive
                           New Century International
                       New Century Alternative Strategies


                                 ANNUAL REPORT
                          Year Ended October 31, 2002





40 William Street, Suite 100, Wellesley MA 02481      781-239-0445    888-639-0102    Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------
PRESIDENT'S LETTER                                                            1

PERFORMANCE CHARTS                                                          2-4

NEW CENTURY PORTFOLIOS
  Statements of Assets and Liabilities                                        5
  Statements of Operations                                                    6
  Statements of Changes in Net Assets7-8
  Financial Highlights                                                     9-13
  Portfolio of Investments                                                14-20
  Notes to Financial Statements                                           21-26
  Report of Independent Certified Public Accountants                         27
  Board of Trustees and Officers                                          28-29

LETTER TO SHAREHOLDERS
================================================================================

Dear Fellow Shareholders:

I am pleased to present our thirteenth Annual Report.

The 12-month period ended October 31, 2002 was a turbulent time for the financial markets. The accounting scandals at a number of large domestic corporations and falling corporate profits resulted in a lapse of confidence in the equity markets. Short-term interest rates hit their lowest levels in recent history. Even consumer confidence is ebbing.

Throughout the recent economic turmoil and the resulting change in the investment markets, the basic tools for crafting a prudent investment portfolio have remained constant -- diversification, risk assessment, long-term focus, and patience. Each of the New Century Portfolios provides these tools for its shareholders.

Through the twelve-month period ended October 2002, the equity markets declined. During the period, the NASDAQ lost more than 23%; the large-cap growth index, the S&P 500 Index, and the large-cap value index each lost more than 15%. The Russell 2000 Index, which reflects the performance of stocks of smaller-capitalized domestic companies, lost almost 14%. The international equity markets, as measured by the EAFE Index, lost approximately 16%. Fixed income investments, however, fared much better. The Lehman Aggregate Bond Index gained almost 9%.

During this period, the New Century Capital Portfolio declined 15.71%, the New Century Balanced Portfolio declined 12.08%, the New Century Aggressive Portfolio declined 25.78%, and the New Century International Portfolio declined 11.84%. The New Century Alternative Strategies Portfolio, which commenced operations on May 1, 2002, declined 8.80% through October 31, 2002.

While each of the New Century Portfolios continues to diversify its portfolio among multiple market sectors, each portfolio initiated a more neutral allocation toward the end of the period. The Capital and the Balanced Portfolios recently increased a previously underweighted position in the growth sector, while reducing the small cap and the international sectors. Toward the end of the period, the Balanced Portfolio increased its overall allocation to equities to a more neutral level and decreased its overall allocation to fixed income. In the fixed income sector, the Balanced Portfolio shortened its durations. The Aggressive Portfolio increased its positions in healthcare, focusing on biotechnology. The Alternative Strategies Portfolio maintained diversified positions in eleven separate investment strategies with minor adjustments to the weighting of each investment style. The International Portfolio increased its position in Europe.

We will continue to monitor economic and market conditions and position the Portfolios to maximize risk-adjusted return. Although we cannot predict future market conditions, we are confident that the disciplined investment approach of the New Century Portfolios will provide a risk-adjusted performance consistent with each fund's objectives.

We thank you for selecting us to be part of your long-term  investment strategy.

Sincerely,


Wayne M. Grzecki
President

PERFORMANCE CHARTS
================================================================================

[GRAPHIC OMITTED]

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NEW CENTURY CAPITAL PORTFOLIO AND THE S&P 500 INDEX

-----------------------------------------------------------------  -----------------------------------
S&P 500 INDEX                                                       NEW CENTURY CAPITAL PORTFOLIO
                   RETURN         $ RETURN       ENDING                               ENDING
   DATE           FOR YEAR        FOR YEAR       BALANCE                 DATE         BALANCE
-----------------------------------------------------------------   ----------------------------------
10/31/1992                                       10,000               10/31/1992       10,000
10/31/1993        14.9180%         1,492         11,492               10/31/1993       12,083
10/31/1994         3.8712%           445         11,937               10/31/1994       12,652
10/31/1995        26.4420%         3,156         15,093               10/31/1995       15,131
10/31/1996        24.0950%         3,637         18,730               10/31/1996       17,387
10/31/1997        32.1130%         6,015         24,744               10/31/1997       22,120
10/31/1998        21.9910%         5,441         30,186               10/31/1998       23,883
10/31/1999        25.6710%         7,749         37,935               10/31/1999       30,796
10/31/2000         6.0911%         2,311         40,245               10/31/2000       35,390
10/31/2001       -24.9000%       (10,021)        30,224               10/31/2001       25,566
10/31/2002       -15.1100%        (4,567)        25,657               10/31/2002       21,551
                                                                      ----------       ------

----------------------------------------
    NEW CENTURY CAPITAL PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

 1 YEAR       5 YEARS       10 YEARS
(15.71%)      (0.52%)        7.98%
----------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



[GRAPHIC OMITTED]


            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
      IN THE NEW CENTURY BALANCED PORTFOLIO AND A BLENDED EQUITY/BOND INDEX

-----------------------------------------------------------------   ----------------------------------
BLENDED EQUITY/BOND INDEX
60% S&P 500 INDEX/40% LB INTERM GOV/CORP                             NEW CENTURY BALANCED PORTFOLIO

                   RETURN         $ RETURN       ENDING                               ENDING
   DATE           FOR YEAR        FOR YEAR       BALANCE                 DATE         BALANCE
-----------------------------------------------------------------   ----------------------------------
10/31/1992                                       10,000               10/31/1992       10,000
10/31/1993        12.9200%         1,292         11,292               10/31/1993       11,890
10/31/1994         1.5400%           174         11,466               10/31/1994       12,040
10/31/1995        20.8500%         2,391         13,857               10/31/1995       13,838
10/31/1996        16.7800%         2,325         16,182               10/31/1996       15,673
10/31/1997        22.2600%         3,602         19,788               10/31/1997       18,751
10/31/1998        16.8300%         3,330         23,113               10/31/1998       20,057
10/31/1999        15.7900%         3,650         26,763               10/31/1999       23,118
10/31/2000         6.8000%         1,820         28,583               10/31/2000       25,490
10/31/2001       -10.6500%        (3,044)        25,539               10/31/2001       22,615
10/31/2002        -6.5986%        (1,685)        23,854               10/31/2002       19,884


----------------------------------------
   NEW CENTURY BALANCED PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

 1 YEAR       5 YEARS       10 YEARS
 (12.08%)      1.18%          7.11%
----------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

See accompanying notes to financial statements.

===========================================================================

[GRAPHIC OMITTED]


            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY AGGRESSIVE PORTFOLIO AND THE NASDAQ COMPOSITE INDEX

-----------------------------------------------------------------   ----------------------------------
NASDAQ COMPOSITE INDEX                                               NEW CENTURY AGGRESSIVE PORTFOLIO

                   RETURN         $ RETURN       ENDING                               ENDING
   DATE           FOR YEAR        FOR YEAR       BALANCE                 DATE         BALANCE
-----------------------------------------------------------------   ----------------------------------
10/31/2000                                       10,000               10/31/2000       10,000
10/31/2001       -49.7000%        (4,970)         5,030               10/31/2001        7,370
10/31/2002       -21.0300%        (1,058)         3,972               10/31/2002        5,470


----------------------------------------
  NEW CENTURY AGGRESSIVE PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

    1 YEAR        SINCE INCEPTION*
   (25.78%)          (26.07%)
----------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
  IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MORGAN STANLEY EAFE INDEX


-----------------------------------------------------------------  -----------------------------------
MORGAN STANLEY EAFE INDEX                                          NEW CENTURY INTERNATIONAL PORTFOLIO

                  RETURN         $ RETURN        ENDING                                ENDING
   DATE           FOR YEAR        FOR YEAR       BALANCE                 DATE          BALANCE
-----------------------------------------------------------------  -----------------------------------
10/31/2000                                       10,000               10/31/2000       10,000
10/31/2001      -24.6800%       (2,468.00)        7,532               10/31/2001        7,410
10/31/2002      -12.9170%         (972.91)        6,559               10/31/2002        6,532


----------------------------------------
 NEW CENTURY INTERNATIONAL PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

    1 YEAR        SINCE INCEPTION*
   (11.84%)           (19.20%)
----------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


* Initial public offering of shares was November 1, 2000.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



See accompanying notes to financial statements.

================================================================================

[GRAPHIC OMITTED]


            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
 IN THE NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO AND A BLENDED EQUITY/BOND INDEX


------------------------------------------------------------------  --------------------------------------
BLENDED EQUITY/BOND INDEX                                                   NEW CENTURY ALTERNATIVE
33% S&P 500 INDEX/67% 90-DAY T-BILL                                           STRATEGIES PORTFOLIO

                      RETURN FOR      $ RETURN FOR       ENDING              DATE               ENDING
     DATE                YEAR             YEAR           BALANCE                                BALANCE
------------------------------------------------------------------  --------------------------------------
       5/1/2002                                          10,000              5/1/2002           10,000
     10/31/2002        -5.1181%         (511.81)          9,488            10/31/2002            9,120
------------------------------------------------------------------  --------------------------------------

  ------------------------------------------------
   NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
          AVERAGE ANNUAL TOTAL RETURN (a)

       SINCE INCEPTION*             -8.80%
       (NOT ANNUALIZED)

  ------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


*    Initial public offering of shares was May 1, 2002.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
===============================================================================================================================
                                                                                                              NEW CENTURY
                                         NEW CENTURY       NEW CENTURY       NEW CENTURY      NEW CENTURY     ALTERNATIVE
                                           CAPITAL           BALANCED        AGGRESSIVE      INTERNATIONAL     STRATEGIES
                                          PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
    At acquisition cost ..............  $  92,575,627     $  67,454,871    $   4,101,762    $   8,968,418    $  20,737,482
                                        =============     =============    =============    =============    =============
    At value (Note 1A) ...............  $  82,388,264     $  62,821,912    $   3,613,059    $   7,668,945    $  19,660,329
Cash .................................           --                --              1,053             --               --
Dividends receivable .................            767             2,320               12               18              828
Receivable for investment
 securities sold .....................           --             620,000             --               --               --
Receivable for capital
 shares sold .........................         24,625               800             --               --               --
Receivable from Advisor (Note 2) .....           --                --              1,581             --               --
Other assets .........................          3,870             4,860              207              306            1,150
                                        -------------     -------------    -------------    -------------    -------------
    Total assets .....................     82,417,526        63,449,892        3,615,912        7,669,269       19,662,307


LIABILITIES
 Payable to Advisor (Note 2) .........         88,870            77,823             --              7,319           15,861
 Payable for capital
  shares redeemed ....................           --                --               --               --              5,625
 Payable for investment
  securities purchased ...............           --             601,593             --               --            100,000
 Other accrued expenses
  and liabilities ....................         19,048            15,464            5,510            6,588           12,009
                                        -------------     -------------    -------------    -------------    -------------
   Total liabilities .................        107,918           694,880            5,510           13,907          133,495
                                        -------------     -------------    -------------    -------------    -------------

NET ASSETS ...........................  $  82,309,608     $  62,755,012    $   3,610,402    $   7,655,362    $  19,528,812
                                        =============     =============    =============    =============    =============

Net assets consist of:
  Paid-in capital ....................  $ 108,659,964     $  74,584,372    $   5,838,943    $   9,193,604    $  20,735,362
  Accumulated net
   investment income .................           --             256,811             --               --             24,462
  Accumulated net realized
   losses on investments .............    (16,162,993)       (7,453,212)      (1,739,838)        (238,769)        (153,859)
  Unrealized depreciation
   of investments ....................    (10,187,363)       (4,632,959)        (488,703)      (1,299,473)      (1,077,153)
                                        -------------     -------------    -------------    -------------    -------------
Net assets ...........................  $  82,309,608     $  62,755,012    $   3,610,402    $   7,655,362    $  19,528,812
                                        =============     =============    =============    =============    =============


Shares of beneficial interest
  outstanding (unlimited number
  of shares authorized,
  no par value) ......................      8,159,452         6,342,619          660,031        1,173,316        2,141,749
                                        =============     =============    =============    =============    =============


Net asset value, offering price
  and redemption price per share .....  $       10.09     $        9.89    $        5.47    $        6.52    $        9.12
                                        =============     =============    =============    =============    =============

See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002(a)
===============================================================================================================================
                                                                                                              NEW CENTURY
                                         NEW CENTURY       NEW CENTURY       NEW CENTURY      NEW CENTURY     ALTERNATIVE
                                           CAPITAL           BALANCED        AGGRESSIVE      INTERNATIONAL     STRATEGIES
                                          PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ............................ $     801,890     $   1,903,426    $      20,055    $      11,918    $     123,831
                                        -------------     -------------    -------------    -------------    -------------

EXPENSES
 Investment advisory fees (Note 2) ....     1,007,457           717,390           44,362           60,057           51,051
 Distribution costs (Note 3) ..........       171,316           141,621           11,053           14,982           17,017
 Accounting fees ......................        40,328            37,147           30,428           30,645           15,728
 Administration fees (Note 2) .........        64,027            46,312            7,944            8,824            6,220
 Legal and audit fees .................        65,374            47,384            6,831            6,333            4,328
 Transfer agent fees ..................        21,000            21,000           21,000           21,000           10,500
 Custody fees .........................        22,768            18,281            2,278            3,883            5,145
 Trustees' fees and expenses (Note 2) .        14,148             9,852             --               --               --
 Insurance expense ....................        10,132             6,312              311              372              500
 Other expenses .......................        17,762            12,721            6,807            7,069            7,335
                                        -------------     -------------    -------------    -------------    -------------
   Total expenses .....................     1,434,312         1,058,020          131,014          153,165          117,824
 Fees waived and/or expenses reimbursed
  by the Advisor (Note 2) .............          --                --            (64,472)         (63,079)         (15,721)
                                        -------------     -------------    -------------    -------------    -------------
  Net expenses ........................     1,434,312         1,058,020           66,542           90,086          102,103
                                        -------------     -------------    -------------    -------------    -------------

 NET INVESTMENT INCOME (LOSS) .........      (632,422)          845,406          (46,487)         (78,168)          21,728
                                        -------------     -------------    -------------    -------------    -------------

 REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
   Net realized losses on investments .    (9,742,217)       (5,048,282)      (1,483,724)        (133,654)        (157,514)
   Capital gain distributions from
    regulated investment companies ....       333,748           233,099            7,566            7,118            6,389
   Net change in unrealized appreciation/
    depreciation on investments .......    (5,522,352)       (4,988,725)        (322,656)      (1,211,023)      (1,077,153)
                                        -------------     -------------    -------------    -------------    -------------

 NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS ...............   (14,930,821)       (9,803,908)      (1,798,814)      (1,337,559)      (1,228,278)
                                        -------------     -------------    -------------    -------------    -------------

 NET DECREASE IN NET
  ASSETS FROM OPERATIONS .............. $ (15,563,243)    $ ( 8,958,502)   $ ( 1,845,301)   $ ( 1,415,727)   $ ( 1,206,550)
                                        =============     =============    =============    =============    =============


(a)  Except  for  the  New  Century  Alternative  Strategies  Portfolio,   which
     represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.



See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                         NEW CENTURY                   NEW CENTURY
                                                      CAPITAL PORTFOLIO             BALANCED PORTFOLIO
                                                --------------------------------------------------------------
                                                     YEAR            YEAR             YEAR           YEAR
                                                     ENDED           ENDED            ENDED          ENDED
                                                  OCTOBER, 31     OCTOBER, 31      OCTOBER, 31    OCTOBER, 31
                                                     2002             2001            2002           2001
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) .............    $  (632,422)     $  (945,312)     $   845,406    $ 1,374,837
  Net realized losses from
   security transactions ...................     (9,742,217)     (12,076,665)      (5,048,282)    (3,841,406)
  Capital gain distributions from
   regulated investment companies ..........        333,748        7,876,697          233,099      2,321,297
  Net change in unrealized appreciation/
   depreciation on investments .............     (5,522,352)     (37,778,131)      (4,988,725)    (8,766,169)
                                                -----------      -----------      -----------    -----------
Net decrease in net assets resulting
 from operations ...........................    (15,563,243)     (42,923,411)      (8,958,502)    (8,911,441)
                                                -----------      -----------      -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS(a)
  From net investment income ...............           --               --           (653,622)    (1,374,837)
  From net realized gains from
   security transactions ...................           --        (12,010,292)            --       (3,371,548)
                                                -----------      -----------      -----------    -----------
Decrease in net assets due to
 distributions to shareholders .............           --        (12,010,292)        (653,622)    (4,746,385)
                                                -----------      -----------      -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ................      5,394,055       12,666,760       11,061,815      7,924,397
  Net asset value of shares
   issued in reinvestment of
   distributions to shareholders ...........           --         11,483,224          605,958      4,377,524
  Payments for shares redeemed .............    (17,394,554)     (16,011,156)     (10,551,254)    (6,946,867)
                                                -----------      -----------      -----------    -----------
Net increase (decrease) in net
 assets from capital share
 transactions ..............................    (12,000,499)       8,138,828        1,116,519      5,355,054
                                                -----------      -----------      -----------    -----------

TOTAL DECREASE IN NET ASSETS ...............    (27,563,742)     (46,794,875)      (8,495,605)    (8,302,772)

NET ASSETS
  Beginning of year ........................    109,873,350      156,668,225       71,250,617     79,553,389
                                                -----------      -----------      -----------    -----------
  End of year ..............................    $82,309,608      $09,873,350      $62,755,012    $71,250,617
                                                ===========      ===========      ===========    ===========


CAPITAL SHARE ACTIVITY
  Sold .....................................        458,911          875,462          980,851        667,481
  Reinvested ...............................           --            753,826           52,871        353,246
  Redeemed .................................     (1,475,796)      (1,121,470)        (970,657)      (573,350)
                                                -----------      -----------      -----------    -----------
Net increase (decrease) in
 shares outstanding ........................     (1,016,885)         507,818           63,065        447,377
Shares outstanding, beginning
 of year ...................................      9,176,337        8,668,519        6,279,554      5,832,177
                                                -----------      -----------      -----------    -----------
Shares outstanding, end of year ............      8,159,452        9,176,337        6,342,619      6,279,554
                                                ===========      ===========      ===========    ===========


(a)  The tax character of distributions  paid during the years ended October 31, 2002 and October 31, 2001 are as follows:

                                                       ORDINARY          LONG-TERM            TOTAL
                                                        INCOME          CAPITAL GAINS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------
New Century Capital Portfolio       10/31/2002       $       --         $      --         $      --
                                    10/31/2001       $  2,356,940       $  9,653,352      $ 12,010,292
---------------------------------------------------------------------------------------------------------
New Century Balanced Portfolio      10/31/2002       $    653,622       $      --         $    653,622
                                    10/31/2001       $  2,543,142       $  2,203,243      $  4,746,385
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


===============================================================================================================================
                                                                                                                NEW CENTURY
                                                                                                                ALTERNATIVE
                                                         NEW CENTURY                     NEW CENTURY            STRATEGIES
                                                     AGGRESSIVE PORTFOLIO          INTERNATIONAL PORTFOLIO       PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                 YEAR           YEAR              YEAR             YEAR              YEAR
                                                 ENDED          ENDED             ENDED            ENDED             ENDED
                                              OCTOBER, 31    OCTOBER, 31      OCTOBER, 31       OCTOBER, 31       OCTOBER, 31
                                                 2002           2001              2002             2001             2002(a)
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ............. $   (46,487)   $   (13,142)     $   (78,168)     $    (3,307)     $    21,728
  Net realized losses from
   security transactions ...................  (1,483,724)      (261,651)        (133,654)        (108,350)        (157,514)
  Capital gain distributions from
   regulated investment companies ..........       7,566          7,084            7,118             --              6,389
  Net change in unrealized appreciation/
  depreciation on investments ..............    (322,656)      (166,047)      (1,211,023)         (88,450)      (1,077,153)
                                             -----------    -----------      -----------      -----------      -----------
Net decrease in net assets
 from operations ...........................  (1,845,301)      (433,756)      (1,415,727)        (200,107)      (1,206,550)
                                             -----------    -----------      -----------      -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............        --             --            ( 6,775)(b)         --               --
                                             -----------    -----------      -----------      -----------      -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ................   4,685,222      2,285,907        8,540,301        1,023,493       21,028,982
  Net asset value of shares issued in
   reinvestment of distributions
   to shareholders .........................        --             --              6,775             --               --
  Payments for shares redeemed .............  (1,075,840)        (5,830)        (200,343)         (92,255)        (293,620)
                                             -----------    -----------      -----------      -----------      -----------
Net increase in net assets from capital
share transactions .........................   3,609,382      2,280,077        8,346,733          931,238       20,735,362
                                             -----------    -----------      -----------      -----------      -----------

TOTAL INCREASE IN NET ASSETS ...............   1,764,081      1,846,321        6,924,231          731,131       19,528,812

NET ASSETS
  Beginning of period ......................   1,846,321           --            731,131             --               --
                                             -----------    -----------      -----------      -----------      -----------
  End of period ............................ $ 3,610,402    $ 1,846,321      $ 7,655,362      $   731,131    $  19,528,812
                                             ===========    ===========      ===========      ===========      ===========


CAPITAL SHARE ACTIVITY
  Sold .....................................     620,678        251,091        1,101,714          109,394        2,173,841
  Reinvested ...............................        --             --                871             --               --
  Redeemed .................................    (211,085)          (653)         (27,920)         (10,743)         (32,092)
                                             -----------    -----------      -----------      -----------      -----------
  Net increase in shares outstanding .......     409,593        250,438        1,074,665           98,651        2,141,749
  Shares outstanding, beginning of period ..     250,438           --             98,651             --               --
                                             -----------    -----------      -----------      -----------      -----------
  Shares outstanding, end of period ........     660,031        250,438        1,173,316           98,651        2,141,749
                                             ===========    ===========      ===========      ===========      ===========



(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b) There were no differences between the book and tax basis of distributions for the period ended October 31, 2002.



See accompanying notes to financial statements.


NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL  HIGHLIGHTS
==========================================================================================================================
     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=========================================================================================================================

                                                                        YEARS ENDED OCTOBER 31,
                                            ------------------------------------------------------------------------------
                                                    2002          2001            2000              1999            1998
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ....... $     11.97    $     18.07      $     16.71      $     14.30      $     14.67
                                             -----------    -----------      -----------      -----------      -----------

Income (loss) from investment operations:
  Net investment loss ......................       (0.08)         (0.10)           (0.14)           (0.14)           (0.09)
  Net realized and unrealized gains
  (losses) on investments ..................       (1.80)         (4.62)            2.67             4.08             1.18
                                             -----------    -----------      -----------      -----------      -----------
Total from investment operations ...........       (1.88)         (4.72)            2.53             3.94             1.09
                                             -----------    -----------      -----------      -----------      -----------

Less distributions:
  Distributions from net realized gains ....        --            (1.38)           (1.17)           (1.53)           (1.46)
                                             -----------    -----------      -----------      -----------      -----------

Net asset value, end of year ............... $     10.09    $     11.97      $     18.07      $     16.71      $     14.30
                                             ===========    ===========      ===========      ===========      ===========

TOTAL RETURN ...............................      (15.71%)       (27.77%)          14.92%           28.94%            7.97%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) .......... $    82,310    $   109,873      $   156,668      $   120,583      $    90,164

  Ratio of expenses to average net assets ..        1.40%          1.29%            1.27%            1.39%            1.44%

  Ratio of net investment loss to
   average net assets ......................       (0.62%)        (0.72%)          (0.80%)          (0.91%)          (0.67%)

 Portfolio turnover ........................          59%            70%              51%              64%             102%



See accompanying notes to financial statements.


NEW CENTURY BALANCED PORTFOLIO
FINANCIAL  HIGHLIGHTS
==========================================================================================================================
     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==========================================================================================================================

                                                                        YEARS ENDED OCTOBER 31,
                                            ------------------------------------------------------------------------------
                                                    2002          2001            2000              1999            1998
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ......... $     11.35    $     13.64      $     13.42      $     12.83      $     13.23
                                             -----------    -----------      -----------      -----------      -----------

Income (loss) from investment operations:
Net investment income ......................        0.13           0.23             0.22             0.20             0.21
Net realized and unrealized gains
(losses) on investments ....................       (1.49)         (1.71)            1.17             1.68             0.66
                                             -----------    -----------      -----------      -----------      -----------
Total from investment operations ...........       (1.36)         (1.48)            1.39             1.88             0.87
                                             -----------    -----------      -----------      -----------      -----------

Less distributions:
Distributions from net investment income ...       (0.10)         (0.23)           (0.22)           (0.20)           (0.21)
Distributions from net realized gains ......        --            (0.58)           (0.95)           (1.09)           (1.06)
                                             -----------    -----------      -----------      -----------      -----------
Total distributions ........................       (0.10)         (0.81)           (1.17)           (1.29)           (1.27)
                                             -----------    -----------      -----------      -----------      -----------

Net asset value, end of year ............... $      9.89    $     11.35      $     13.64      $     13.42      $     12.83
                                             ===========    ===========      ===========      ===========      ===========


TOTAL RETURN ...............................      (12.08%)       (11.21%)          10.26%           15.26%            6.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............ $    62,755    $    71,251      $    79,553      $    65,721      $    56,190

Ratio of expenses to average net assets ....        1.48%          1.49%            1.40%            1.46%            1.46%

Ratio of net investment income to
average net assets .........................        1.19%          1.87%            1.51%            1.45%            1.51%

Portfolio turnover .........................          93%            69%              43%              60%              59%




See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================

                                                      YEARS ENDED OCTOBER 31,
                                                   -----------------------------
                                                        2002          2001
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ...............   $ 7.37        $10.00
                                                       ------        ------

  Loss from investment operations:
    Net investment loss ............................    (0.07)        (0.07)
    Net realized and unrealized losses
     on investments ................................    (1.83)        (2.56)
                                                       ------        ------
  Total from investment operations .................    (1.90)        (2.63)
                                                       ------        ------

  Net asset value, end of year .....................   $ 5.47        $ 7.37
                                                       ======        ======

TOTAL RETURN .......................................   (25.78%)      (26.30%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ..................   $3,610        $1,846

  Ratios of expenses to average net assets:
    Before expense reimbursement and waived fees ...     2.95%         5.90%
    After expense reimbursement and waived fees ....     1.50%         1.50%

  Ratios of net investment loss to
   average net assets:
    Before expense reimbursement and waived fees ...    (2.50%)       (5.35%)
    After expense reimbursement and waived fees ....    (1.05%)       (0.95%)

  Portfolio turnover ...............................      120%           86%

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================

                                                      YEARS ENDED OCTOBER 31,
                                                   -----------------------------
                                                        2002          2001
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ...............   $ 7.41        $10.00
                                                       ------        ------

  Loss from investment operations:
    Net investment loss ............................    (0.06)        (0.04)
    Net realized and unrealized losses
     on investments ................................    (0.81)        (2.55)
                                                       ------        ------
      Total from investment operations .............    (0.87)        (2.59)
                                                       ------        ------

  Less distributions:
    Distributions from net investment income .......    (0.02)         --
                                                       ------        ------

  Net asset value, end of year .....................   $ 6.52        $ 7.41
                                                       ======        ======


TOTAL RETURN .......................................   (11.84%)      (25.90%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ..................   $7,655        $  731

  Ratios of expenses to average net assets:
    Before expense reimbursement and waived fees ...     2.54%        10.81%
    After expense reimbursement and waived fees ....     1.50%         1.50%

  Ratios of net investment loss to average net assets:
    Before expense reimbursement and waived fees ...    (2.34%)       (9.81%)
    After expense reimbursement and waived fees ....    (1.30%)       (0.50%)

  Portfolio turnover ...............................       27%           83%




See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================
                                                                    PERIOD
                                                                     ENDED
                                                                  OCTOBER 31,
                                                                    2002(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......................... $   10.00
                                                                  ---------

  Income (loss) from investment operations:
    Net investment income .......................................      0.01
    Net realized and unrealized losses on investments ...........     (0.89)
                                                                  ---------
  Total from investment operations ..............................     (0.88)
                                                                  ---------

  Net asset value, end of period ................................ $    9.12
                                                                  =========


TOTAL RETURN ....................................................    ( 8.80%)(b)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ............................. $  19,529

  Ratios of expenses to average net assets:
    Before expense reimbursement and waived fees ................      1.72%(c)
    After expense reimbursement and waived fees .................      1.49%(c)

  Ratios of net investment income to average net assets:
    Before expense reimbursement and waived fees ................      0.09%(c)
    After expense reimbursement and waived fees .................      0.32%(c)

  Portfolio turnover ............................................         7%(c)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.
(b)  Not annualized.
(c)  Annualized.



See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
================================================================================
INVESTMENT COMPANIES -- 99.3%                           SHARES          VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 49.0%
  Goldman Sachs Growth Opportunities - Class A(a) ....  237,089   $   3,281,314
  iShares Russell 1000 Growth Index ..................  182,835       6,795,977
  iShares S&P 500/BARRA Growth Index .................  233,350      10,745,768
  iShares S&P MidCap 400/BARRA Growth Index ..........   16,100       1,468,159
  Jensen Portfolio ...................................  352,288       7,211,338
  Marsico Growth .....................................  233,736       2,877,289
  S&P 400 Mid-Cap Depository Receipts ................   69,980       5,437,446
  Strong Mid Cap Disciplined - Investor Class ........  170,832       2,516,355
                                                                  -------------
                                                                     40,333,646
                                                                  -------------

GROWTH AND INCOME FUNDS -- 27.8%
  iShares S&P 400 MidCap/BARRA Value Index ...........   27,500       2,154,900
  iShares S&P 500 Index ..............................   61,150       5,431,954
  SEI S&P 500 Index - Class E ........................  123,215       3,369,936
  T. Rowe Price Capital Appreciation .................  288,717       4,117,110
  Vanguard 500 Index - Investor Shares ...............   95,430       7,812,832
                                                                  -------------
                                                                     22,886,732
                                                                  -------------
SMALL COMPANY FUNDS -- 16.1%
  Buffalo Small Cap ..................................  125,494       1,812,139
  Hennessy Cornerstone Growth ........................  222,154       3,127,932
  iShares S&P SmallCap 600/BARRA Growth Index ........   72,400       4,680,660
  iShares S&P SmallCap 600/BARRA Value Index .........   13,700         973,933
  Legg Mason U.S. Small-Capitalization Value
  - Primary Class(a) .................................  282,059       2,637,253
                                                                  -------------
                                                                     13,231,917
                                                                  -------------
AGGRESSIVE FUNDS -- 3.4%
  Oppenheimer Capital Appreciation - Class A .........   93,324       2,829,578
                                                                  -------------

FOREIGN STOCK FUNDS -- 3.0%
  Artisan International ..............................   68,544       1,029,529
  Franklin Mutual Discovery - Class Z ................   49,743         812,310
  Liberty Acorn International - Class Z ..............      681          10,227
  Oakmark International - Class I ....................   48,355         610,727
                                                                  -------------
                                                                      2,462,793
                                                                  -------------
TOTAL INVESTMENT COMPANIES (Cost $91,932,029).........            $  81,744,666
                                                                  -------------

================================================================================
MONEY MARKET SECURITIES -- 0.8%                          SHARES       VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class S
   (Cost $643,598) ................................     643,598   $    643,598
                                                                  -------------

TOTAL INVESTMENTS AT VALUE-- 100.1%
(Cost $92,575,627) ................................               $ 82,388,264

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)%.....                    (78,656)
                                                                  -------------

NET ASSETS-- 100.0% ...............................               $ 82,309,608
                                                                  ============

(a) Non-income producing security.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
================================================================================
INVESTMENT COMPANIES -- 99.2%                            SHARES        VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 24.9%
  Franklin Mutual Shares - Class Z ...................  108,603   $   1,829,969
  iShares S&P 500 Index ..............................   51,300       4,556,979
  Marsico Growth .....................................   69,606         856,845
  SEI S&P 500 Index - Class E ........................   84,353       2,307,044
  T. Rowe Price Capital Appreciation .................  149,424       2,130,781
  Vanguard 500 Index - Investor Shares ...............   36,225       2,965,772
  Van Kampen Equity and Income - Class A .............  145,793         952,026
                                                                  -------------
                                                                     15,599,416
                                                                  -------------
GROWTH FUNDS -- 21.6%
  iShares S&P 500/BARRA Growth Index .................  126,700       5,834,535
  Jensen Portfolio ...................................  177,531       3,634,052
  S&P MidCap 400 Depositary Receipts .................   24,380       1,894,326
  Strong Mid-Cap Disciplined - Investor Class ........  148,847       2,192,518
                                                                  -------------
                                                                     13,555,431
                                                                  -------------
HIGH YIELD BOND FUNDS -- 14.2%
  Columbia High Yield - Class Z ......................  532,916       4,353,922
  PIMCO High Yield - Class A .........................  173,143       1,386,873
  Pioneer High Yield - Class A .......................  346,476       3,166,788
                                                                  -------------
                                                                      8,907,583
                                                                  -------------
WORLDWIDE BOND FUNDS -- 9.4%
  Payden Global Fixed Income .........................  149,656       1,523,494
  PIMCO Foreign Bond - Institutional Class ...........  356,146       3,778,711
  T. Rowe Price Emerging Markets Bond ................   61,062         614,280
                                                                  -------------
                                                                      5,916,485
                                                                  -------------
HIGH QUALITY BOND FUNDS -- 8.7%
  Dodge & Cox Income .................................  312,285       3,928,540
  PIMCO Real Return - Institutional Shares ...........  140,830       1,556,174
                                                                  -------------
                                                                      5,484,714
                                                                  -------------
SMALL COMPANY FUNDS -- 8.2%
  Hennessy Cornerstone Growth ........................  104,018       1,464,569
  iShares S&P SmallCap 600/BARRA Growth Index ........   17,000       1,099,050
  iShares S&P SmallCap 600/BARRA Value Index
  - Primary Class(a) .................................  125,290       1,171,461
                                                                  -------------
                                                                      5,149,771
                                                                  -------------
GOVERNMENT TREASURY BOND FUNDS -- 5.8%
  American Century Target Maturities Trust
  Series 2005 - Investor Shares ......................   30,571       2,944,293
  iShares Lehman 7-10 Year Treasury Bond .............    8,200         706,922
                                                                  -------------
                                                                      3,651,215
                                                                  -------------

CONVERTIBLE SECURITY FUNDS -- 3.0%
  Calamos Convertible Growth and Income - Class A ....   46,703       1,012,511
  MainStay Convertible - Class A .....................   87,674         889,014
                                                                  -------------
                                                                      1,901,525
                                                                  -------------


See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002
================================================================================
INVESTMENT COMPANIES -- 99.2%(Continued)                 SHARES        VALUE
--------------------------------------------------------------------------------
FOREIGN STOCK FUNDS -- 2.2%
  Artisan International ..............................   43,885   $     659,147
  Oakmark International - Class I ....................   56,984         719,704
                                                                  -------------
                                                                      1,378,851
                                                                  -------------
GENERAL CORPORATE BOND FUNDS -- 1.2%
  iShares GS$ InvesTop Corporate Bond ................    6,900         733,125
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $66,911,075).........            $  62,278,116
                                                                  -------------

================================================================================
MONEY MARKET SECURITIES -- 0.9%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class S
  (Cost $543,796) ....................................  543,796   $     543,796
                                                                  -------------

TOTAL INVESTMENTS AT VALUE-- 100.1%
 (Cost $67,454,871)...................................            $  62,821,912

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)%........                 ( 66,900)
                                                                  -------------

NET ASSETS-- 100.0%...................................            $  62,755,012
                                                                  =============


(a) Non-income producing security.


See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
================================================================================
INVESTMENT COMPANIES -- 99.6%                            SHARES        VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 38.2%
  AMEX Energy Select Sector SPDR .....................    7,700   $     165,935
  AMEX Financial Select Sector SPDR ..................    9,778         220,494
  AMEX Technology Select Sector SPDR(a) ..............   26,400         389,664
  Biotech HOLDRs .....................................    2,800         240,828
  Icon Heathcare .....................................   28,197         301,709
  iShares Dow Jones U.S. Chemicals Index .............    1,600          61,216
                                                                      ---------
                                                                      1,379,846
                                                                      ---------
MID-CAP FUNDS -- 25.9%
  iShares S&P MidCap 400/BARRA Growth Index ..........    2,900         264,451
  S&P MidCap 400 Depositary Receipts .................    5,202         404,195
  Strong Mid Cap Disciplined - Investor Class ........   18,129         267,035
                                                                      ---------
                                                                        935,681
                                                                      ---------
LARGE-CAP FUNDS -- 24.3%
  iShares Russell 1000 Growth Index ..................   11,400         423,738
  iShares S&P 500 /BARRA Growth Index ................    9,800         451,290
                                                                      ---------
                                                                        875,028
                                                                      ---------
SMALL-CAP FUNDS -- 11.2%
  Buffalo Small Cap ..................................    7,011         101,232
  iShares S&P SmallCap 600/BARRA Growth Index ........    4,700         303,855
                                                                      ---------
                                                                        405,087
                                                                      ---------

TOTAL INVESTMENT COMPANIES (Cost $4,084,345)..........            $   3,595,642
                                                                      ---------

================================================================================
MONEY MARKET SECURITIES -- 0.5%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class S
  (Cost $17,417) .....................................   17,417   $      17,417
                                                                      ---------

TOTAL INVESTMENTS AT VALUE-- 100.1%
   (Cost $4,101,762)..................................            $   3,613,059

LIABILITIES IN EXCESS OF OTHER ASSETS-- ( 0.1)% ......                   (2,657)
                                                                      ---------

NET ASSETS-- 100.0% ..................................            $   3,610,402
                                                                      =========


(a) Non-income producing security.


See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
================================================================================
INVESTMENT COMPANIES -- 99.9%                            SHARES        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FUNDS -- 37.4%
  Dreyfus Emerging Markets ...........................   42,084   $     447,349
  Driehaus International Discovery(a) ................   14,042         254,577
  Eclipse International Equity .......................   18,903         160,105
  iShares MSCI EAFE Index ............................    6,800         670,480
  Oakmark International - Class I ....................   50,068         632,363
  Oakmark International Small Cap - Class I ..........   39,073         414,172
  Tocqueville International Value(a) .................   39,097         284,237
                                                                      ---------
                                                                      2,863,283
                                                                      ---------

ASIA/PACIFIC FUNDS -- 28.7%
  iShares MSCI Australia Index .......................   59,900         549,283
  iShares MSCI Japan Index(a) ........................   97,105         670,995
  iShares MSCI Pacific ex-Japan Index ................   12,900         670,800
  iShares MSCI South Korea Index(a) ..................   16,300         307,092
                                                                      ---------
                                                                      2,198,170
                                                                      ---------
EUROPE FUNDS -- 27.4%
  ING Russia - Class A(a) ............................   17,857         216,961
  iShares MSCI EMU Index(a) ..........................    8,236         351,348
  iShares MSCI France Index(a) .......................   13,800         200,652
  iShares MSCI Germany Index(a) ......................   33,700         351,154
  iShares MSCI Italy Index(a) ........................   22,300         311,085
  iShares MSCI Switzerland Index .....................   25,485         277,786
  iShares MSCI United Kingdom Index ..................   31,346         384,302
                                                                      ---------
                                                                      2,093,288
                                                                      ---------
AMERICAS FUNDS -- 6.4%
  iShares MSCI Canada Index ..........................   53,700         493,503
                                                                      ---------


TOTAL INVESTMENT COMPANIES (Cost $8,947,717)..........            $   7,648,244
                                                                      =========

================================================================================
MONEY MARKET SECURITIES -- 0.3%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class S
  (Cost $20,701) .....................................   20,701   $      20,701
                                                                      ---------

TOTAL INVESTMENTS AT VALUE-- 100.2%
  (Cost $8,968,418) ..................................            $   7,668,945

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.2)% .......                  (13,583)
                                                                      ---------

NET ASSETS-- 100.0% ..................................            $   7,655,362
                                                                      =========


(a) Non-income producing security.



See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
================================================================================
INVESTMENT  COMPANIES -- 96.7%                           SHARES        VALUE
--------------------------------------------------------------------------------
MERGER ARBITRAGE FUNDS -- 13.6%
  Arbitrage (The) ....................................   29,876       $ 342,078
  Gabelli ABC ........................................  146,844       1,425,852
  Merger (The) .......................................   65,856         893,002
                                                                      ---------
                                                                      2,660,932
                                                                      ---------
CONVERTIBLE ARBITRAGE FUNDS -- 12.6%
  Calamos Market Neutral - A Shares ..................  176,235       2,453,189
                                                                      ---------

GLOBAL MACRO FUNDS -- 11.0%
  First Eagle SoGen Global - Class A .................   64,774       1,576,609
  Franklin Mutual Discovery - Class Z ................   28,334         462,691
  Prudent Safe Harbor ................................    9,042          99,729
                                                                      ---------
                                                                      2,139,029
                                                                      ---------
LONG/SHORT EQUITY FUNDS -- 9.4%
  AXA Rosenberg U.S. Large/Mid
  Capitalization Long/
   Short Equity - Institutional Shares ...............   13,598         159,372
  AXA Rosenberg Value Long/Short Equity
  - Institutional Shares .............................   49,764         528,489
  CGM Focus ..........................................   10,320         197,005
  Needham Growth(a) ..................................   18,270         342,569
  Templeton Global Long-Short - Class A(a) ...........   60,498         615,262
                                                                      ---------
                                                                      1,842,697
                                                                      ---------
REAL ESTATE INVESTMENT TRUST FUNDS -- 9.4%
  First American Real Estate Securities - Class Y ....   65,294         868,410
  iShares Dow Jones U.S. Real Estate Index ...........    3,790         284,212
  Security Capital U.S. Real Estate Shares ...........   43,412         478,396
  SSgA Tuckerman Active REIT .........................   20,436         196,593
                                                                      ---------
                                                                      1,827,611
                                                                      ---------
ASSET ALLOCATION FUNDS -- 8.4%
  Berwyn Income ......................................   43,444         451,816
  Greenspring ........................................   26,770         404,229
  Leuthold Core Investment ...........................   56,702         580,624
  Oakmark Equity & Income Fund - Class I .............   11,540         203,688
                                                                      ---------
                                                                      1,640,357
                                                                      ---------
HIGH YIELD FUNDS -- 7.6%
  Columbia High Yield ................................   75,785         619,165
  Northeast Investors Trust ..........................   66,806         468,308
  Pioneer High Yield .................................   43,209         394,929
                                                                      ---------
                                                                      1,482,402
                                                                      ---------
OPTIONS/HEDGED FUNDS -- 6.9%
  Gateway ............................................   65,632       1,351,365
                                                                      ---------

DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.5%
  Franklin Mutual Beacon - Class Z ...................   73,232         829,719
  Third Avenue Value .................................   14,613         436,936
                                                                      ---------
                                                                      1,266,655
                                                                      ---------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002
================================================================================
INVESTMENT COMPANIES -- 96.7% (Continued)                SHARES        VALUE
--------------------------------------------------------------------------------
MARKET NEUTRAL FUNDS -- 6.3%
  J.P. Morgan Market Neutral - Institutional Shares ..   26,470   $     370,583
  Phoenix-Capital West Market Neutral - Class A ......   71,260         861,531
                                                                      ---------
                                                                      1,232,114
                                                                      ---------
NATURAL RESOURCE FUNDS -- 5.0%
  Permanent Portfolio ................................   16,128         323,853
  Pictet Global Water - Unit I(a) ....................    9,048          70,571
  Plum Creek Timber Company, Inc. ....................    2,950          66,700
  T. Rowe Price New Era ..............................   26,537         528,081
                                                                      ---------
                                                                        989,205
                                                                      ---------

TOTAL INVESTMENT COMPANIES (Cost $19,962,709).........            $  18,885,556
                                                                     ----------


================================================================================
MONEY MARKET SECURITIES -- 4.0%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class S
  (Cost $774,773) ....................................  774,773   $     774,773
                                                                      ---------

TOTAL INVESTMENTS AT VALUE-- 100.7%
 (Cost $20,737,482)...................................            $  19,660,329

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.7)%........                 (131,517)
                                                                      ---------

NET ASSETS-- 100.0%...................................            $  19,528,812
                                                                     ==========


(a) Non-income producing security.




See accompanying notes to financial statements.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002
================================================================================

(1) SIGNIFICANT ACCOUNTING POLICIES
New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, "the Portfolios"). New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign). The investment objective of New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic). The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in alternative strategies.

The price of shares of the Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
================================================================================

A.   INVESTMENT VALUATION
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B.   FEDERAL INCOME TAXES
It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

C.   INVESTMENT TRANSACTIONS
Investment  transactions are recorded on a trade date basis.  Realized gains and
losses  from  investment   transactions   are  determined   using  the  specific
identification method.

D.   INCOME RECOGNITION
Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

E.   COST OF OPERATIONS
The Portfolios bear all costs of their operations other than expenses specifically assumed by WestonFinancial Group, Inc. (the "Advisor"). Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among each Portfolio in relation to the net assets of each Portfolio.

F.   USE OF ESTIMATES
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
================================================================================

(2) INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount, except the fees for New Century Alternative Strategies Portfolio which are computed at an annualized rate of .75% of net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of New Century.

The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of New Century Aggressive Portfolio's average net assets, to an annual rate of 1.50% of New Century International Portfolio's average net assets and to an annual rate of 1.50% of New Century Alternative Strategies Portfolio's average net assets. Accordingly, for the period ended October 31, 2002, the Adviser waived its entire advisory fee of $44,362 and reimbursed $20,110 of other operating expenses for the Aggressive Portfolio, waived its entire advisory fee of $60,057 and reimbursed $3,022 of other operating expenses for the International Portfolio and waived investment advisory fees of $15,721 for the Alternative Strategies Portfolio.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses and the reimbursement is made within three years after the year in which the Advisor incurred the expense.

As of October 31, 2002, the Advisor has not recouped any fees waived or other operating expenses absorbed since the inception of the Portfolios. As of October 31, 2002, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

--------------------------------------------------------------------------------
New Century Aggressive Portfolio ..............................   $    126,480
New Century International Portfolio ...........................   $    125,698
New Century Alternative Strategies Portfolio ..................   $     15,721
--------------------------------------------------------------------------------

As of October 31, 2002, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                                     OCTOBER 31,     OCTOBER 31,
                                                        2004            2005
--------------------------------------------------------------------------------
New Century Aggressive Portfolio ................   $   62,008       $  64,472
New Century International Portfolio .............   $   62,619       $  63,079
New Century Alternative Strategies Portfolio ....          --        $  15,721
--------------------------------------------------------------------------------

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
================================================================================
Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor $8,000 annually.

(3) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES
The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12(b)-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the period ended October 31, 2002, the Distributor received sales commissions and other compensation of $84,546, $49,902, $43, $0 and $695 in connection with the purchase of investment company shares by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.

(4) INVESTMENT TRANSACTIONS
For the period ended October 31, 2002, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

                                                      PURCHASES         SALES
                                                      ---------         -----
  New Century Capital Portfolio ................. $   59,811,713  $  70,610,112
  New Century Balanced Portfolio ................ $   68,158,701  $  65,827,365
  New Century Aggressive Portfolio .............. $    8,652,256  $   5,092,192
  New Century International Portfolio ........... $    9,848,564  $   1,580,197
  New Century Alternative Strategies Portfolio .. $   20,648,377  $     528,155

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
================================================================================

(5)  TAX MATTERS
It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the period ended October 31, 2002, New Century Capital Portfolio, New Century Aggressive Portfolio, and New Century International Portfolio reclassified new investment losses of $591,636, $40,914, and $81,060, respectively, against paid-in-capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Portfolios' net assets or net asset value per share.

The tax character of distributable earnings at October 31, 2002 was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                   UNDISTRIBUTED                                                          TOTAL
                                                     ORDINARY       UNREALIZED       CAPITAL LOSS       OTHER         DISTRIBUTABLE
                                                      INCOME       DEPRECIATION     CARRYFORWARDS       LOSSES           EARNINGS
------------------------------------------------------------------------------------------------------------------------------------
New Century Capital Portfolio ...................   $    --      $ (10,230,784)    $  (16,119,572)    $   --         $  (26,350,356)
New Century Balanced Portfolio ..................   $  350,889   $  (4,775,658)    $  ( 7,404,591)    $   --         $  (11,829,360)
New Century Aggressive Portfolio ................   $    --      $    (488,703)    $   (1,716,400)    $ ( 23,438)    $   (2,228,541)
New Century International Portfolio .............   $    --      $  (1,314,596)    $     (223,646)    $   --         $   (1,538,242)
New Century Alternative Strategies Portfolio.....   $   24,462   $ ( 1,077,153)    $     (128,604)    $  (25,255)    $   (1,206,550)
------------------------------------------------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
================================================================================
The following information is based upon the federal income tax cost of investment securities as of October 31, 2002:

---------------------------------------------------------------------------------------------------------------------
                                                                                                            NEW
                                             NEW            NEW              NEW             NEW          CENTURY
                                           CENTURY        CENTURY          CENTURY         CENTURY      ALTERNATIVE
                                           CAPITAL        BALANCED        AGGRESSIVE    INTERNATIONAL    STRATEGIES
                                          PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation........   $  1,609,047    $  1,243,966    $     10,212    $      5,956    $     92,634
Gross unrealized depreciation........    (11,839,831)     (6,019,624)       (498,915)     (1,320,552)     (1,169,787)
                                        ------------    ------------    ------------    ------------    ------------
Net unrealized depreciation .........   $(10,230,784)   $ (4,775,658)   $   (488,703)   $ (1,314,596)   $ (1,077,153)
                                        ============    ============    ============    ============    ============
Federal income tax cost .............   $ 92,619,048    $ 67,597,570    $  4,101,762    $  8,983,541    $ 20,737,482
                                        ============    ============    ============    ============    ============
---------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital Portfolio, New Century Balanced Portfolio, and New Century International Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of October 31, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
                                                                     EXPIRES
                                                     AMOUNT        OCTOBER 31,
--------------------------------------------------------------------------------
New Century Capital Portfolio                    $   6,713,738         2009
                                                     9,405,834         2010
                                                 -------------
                                                 $  16,119,572
                                                 =============
--------------------------------------------------------------------------------
New Century Balanced Portfolio                   $   2,667,080         2009
                                                     4,737,511         2010
                                                 -------------
                                                 $   7,404,591
                                                 =============
--------------------------------------------------------------------------------
New Century Aggressive Portfolio                 $     258,107         2009
                                                     1,458,293         2010
                                                 -------------
                                                 $   1,716,400
                                                 =============
--------------------------------------------------------------------------------
New Century International Portfolio              $     108,350         2009
                                                       115,296         2010
                                                 -------------
                                                 $     223,646
                                                 =============
--------------------------------------------------------------------------------
New Century Alternative Strategies Portfolio     $     128,604         2010
                                                 =============
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
================================================================================
To the Shareholders and Board of Trustees
New Century Portfolios
Wellesley, Massachusetts

We have audited the statements of assets and liabilities of New Century Portfolios (comprising, respectively, the New Century Capital Portfolio, the New Century Balanced Portfolio, the New Century Aggressive Portfolio, the New Century International Portfolio and the New Century Alternative Strategies Portfolio), including the portfolios of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended or the period from commencement of operations to October 31, 2002, and the financial highlights for each of the five years in the period then ended or the period from commencement of operations to October 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the New Century Portfolios as of October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended or the period from commencement of operations to October 31, 2002, and the financial highlights for each of the five years in the period then ended or the period from commencement of operations to October 31, 2002, in conformity with U.S. generally accepted accounting principles.

                                         /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                             BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
November 22, 2002

BOARD OF TRUSTEES AND OFFICERS (Unaudited)
================================================================================
Overall responsibility for management of New Century rests with the Board of Trustees. The Trustees serve during the lifetime of New Century and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of New Century to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Trustee and executive officer of New
Century:

                                                                                       NUMBER OF
                                                          PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN     OTHER
NAME,                                        POSITION(S)  DURING PAST 5 YEARS          FUND COMPLEX      DIRECTORSHIPS
ADDRESS                    LENGTH OF         HELD WITH    AND DIRECTORSHIPS OF         OVERSEEN          HELD BY
AND AGE                    TIME SERVED       COMPANY      PUBLIC COMPANIES             BY DIRECTOR       BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
*Douglas A. Biggar         Since 1988       Chairman/     Vice President and Clerk,           5               0
40 William Street,                          Trustee       WestonFinancial Group, Inc.;
Suite 100                                                 Clerk and Treasurer of Weston
Wellesley, MA 02481                                       Securities Corporation.
(age 56)

*Joseph Robbat, Jr.        Since 1988       Trustee       Chief Executive Officer and         5               1
40 William Street,                                        Treasurer, WestonFinancial
Suite 100                                                 Group, Inc
Wellesley, MA 02481
(age 52)

NON-INTERESTED TRUSTEES:

Stanley H. Cooper, Esq.    Since 1988       Trustee       Attorney in private practice.       5               0
One Ashford Lane
Andover, MA 01810
(age 53)

Roger Eastman, CPA         Since 1989       Trustee       Executive Vice President and        5               0
32 Meetinghouse Square                                    Chief Operating Officer, Danvers
Middleton, MA 01949                                       Savings Bank; Formerly Partner,
(age 70)                                                  Arthur Andersen & Co.

Michael A. Diorio, CPA     Since 1988       Trustee       Consultant in private practice,     5               1
11 Calvin Drive                                           Formerly Partner, Diorio,
Milford, MA 01757                                         Hudson &Pavento, P.C.
(age 55)

OFFICERS:

Wayne M. Grzecki           Since 1996       President     Vice President and Senior           5               0
40 William Street,                                        Counselor,WestonFinancial
Suite 100                                                 Group, Inc.
Wellesley, MA 02481
(age 51)

Ronald A. Sugameli         Since 1997       Vice          Vice President and Senior           5               0
40 William Street,                          President     Counselor, WestonFinancial
Suite 100                                                 Group, Inc.
Wellesley, MA 02481
(age 50)



28


BOARD OF TRUSTEES AND OFFICERS (Unaudited)
(Continued)
=======================================================================================================================
                                                                                       NUMBER OF
                                                          PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN     OTHER
NAME,                                        POSITION(S)  DURING PAST 5 YEARS          FUND COMPLEX      DIRECTORSHIPS
ADDRESS                    LENGTH OF         HELD WITH    AND DIRECTORSHIPS OF         OVERSEEN          HELD BY
AND AGE                    TIME SERVED       COMPANY      PUBLIC COMPANIES             BY DIRECTOR       BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay, Esq.   Since 2002       Treasurer     Chief Compliance Officer,          5                0
40 William Street,                          and           WestonFinancial Group, Inc.;
Suite 100                                   Secretary     GoldK, Inc.; Allmerica
Wellesley, MA 02481                                       Financial; Sun Life Financial
(age 29)

Susan K. Arnold            Since 1998       Assistant     Senior Financial Counselor,        5                0
40 William Street,                          Treasurer      WestonFinancial Group, Inc.
Suite 100
Wellesley, MA 02481
(age 43)

Clara Prokup               Since 1998       Assistant     Director of Investment             5                0
40 William Street,                          Secretary     Operations, WestonFinancial
Suite 100                                                 Group, Inc.
Wellesley, MA 02481
(age 55)
-----------------------------------------------------------------------------------------------------------------------

* Douglas A. Biggar and Joseph Robbat, Jr., as officers and control persons of the Advisor and Distributor, are "interested persons" of the Company within the meaning of Section 2(a)(19) of the Investment Company Act.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-639-0102.

================================================================================


                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                 Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                            INDEPENDENT ACCOUNTANTS
                       Briggs Bunting and Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

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